PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5: -	PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2016	2015

Cost:
Computers and electronic equipment	$1,885	$649
Office furniture and equipment	615	499
Leasehold improvements	442	424

	2,942	1,572
Accumulated depreciation:
Computers and electronic equipment	603	373
Office furniture and equipment	410	408
Leasehold improvements	413	407

	1,426	1,188

	$1,516	$384

Depreciation expenses for the years ended December 31, 2016, 2015 and 2014 amounted to $286, $123 and $ 87, respectively.